Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Schedule of Intangible Liability
December 31, 2015	December 31, 2014

Opening balance	$15,812	$17,931
Amortization in period	(2,119)	(2,119)

Closing balance	$13,693	$15,812